OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Other Long Term Assets [Abstract]
Restricted cash(1)	$ 24	$ 22
Long-term receivables	38	30
Due from related parties	9	10
Other	30	7
Other long-term assets, net	$ 101	$ 69